Results of Segments	12 Months Ended
Dec. 31, 2019
Results of Segments
Results of Segments

Section C — Financial Results

This section provides insight into the financial results of SAP's reportable segments and of SAP overall as far as not already covered by previous sections. This includes but is not limited to segment results, income taxes, and earnings per share.

(C.1) Results of Segments

General Information

At year end 2019, SAP had four operating segments that are regularly reviewed by the Executive Board, which is responsible for assessing the performance of the Company and for making resource allocation decisions as our chief operating decision maker (CODM). The operating segments are largely organized and managed separately according to their product and service offerings, notably whether the products and services relate to our business network activities, experience management activities, or communication offerings, or cover other activities of our business.

The Applications, Technology & Services segment derives its revenues primarily from the sale of software licenses and cloud subscriptions (as far as not included in one of the other segments), and from the sale of related services (mainly support services, various professional services, premium support services, implementation services for our software products, and education services on the use of our products).

The former SAP Business Network segment was renamed during 2019 without any changes in the composition of this segment. The new name is Intelligent Spend Group. The Intelligent Spend Group segment derives its revenues mainly from transaction fees charged for the use of SAP’s cloud-based collaborative business networks and from the sale of subscriptions to the Intelligent Spend Group's cloud offerings (mainly SAP Ariba, SAP Concur, and SAP Fieldglass offerings) and of related professional and educational services.

The Qualtrics segment derives its revenues mainly from the sale of experience management cloud solutions (offerings of Qualtrics) that run front-office functions across the experience data and from the sale of related services. Before we acquired Qualtrics on January 23, 2019, this segment was called Customer Experience and included our customer experience offerings. Following the Qualtrics acquisition, we combined our existing customer experience solutions with the Qualtrics business and renamed the Customer Experience segment to Customer and Experience Management. The customer experience offerings continued to belong to this segment until they became part of the Applications, Technology & Services segment in October 2019 through splitting and partial integration into other company functions. The segment was thereafter renamed to Qualtrics. The expenses reflected in the Qualtrics segment, however, do not comprise the full impact of the acquisition due to the fact that some functions of Qualtrics mostly affecting general and administration expense have already been integrated into SAP’s corporate functions. There are no prior-period numbers for the Qualtrics segment presented, since we acquired Qualtrics on January 23, 2019.

Further, we changed the composition of our non-reportable Digital Interconnect segment through integration of telephony, video chat, and routing offerings, which formerly were included in the Applications, Technology & Services segment and former Customer Experience segment. Due to its size, however, Digital Interconnect continues to not qualify as a reportable segment.

The segment information for 2019 and the comparative prior periods were both restated to conform with the new segment composition of the Applications, Technology & Services segment, the Qualtrics segment, and the Digital Interconnect segment.

y Segment Reporting Policies

Our management reporting system, and hence our segment reporting system, reports our intersegment services as cost reductions and does not track them as internal revenue. Intersegment services mainly represent utilization of human resources of one segment by another segment on a project basis. Intersegment services are charged based on internal cost rates including certain indirect overhead costs but excluding a profit margin.

Most of our depreciation and amortization expense affecting segment profits is allocated to the segments as part of broader infrastructure allocations and is thus not tracked separately on the operating segment level. Depreciation and amortization expense that is directly allocated to the operating segments is immaterial in all segments presented.

Our management reporting system produces a variety of reports that differ by the currency exchange rates used in the accounting for foreign-currency transactions and operations, where both actual and constant currency numbers are reported to and used by our CODM. Reports based on actual currencies use the same currency rates as are used in our financial statements. Reports based on constant currencies report revenues and expenses using the average exchange rates from the previous year’s corresponding period.

We use an operating profit indicator to measure the performance of our operating segments. However, the accounting policies applied in the measurement of operating segment revenue and profit differ as follows from the IFRS accounting principles used to determine the operating profit measure in our income statement:

-      The measurements of segment revenue and results include the recurring revenues that would have been recorded by acquired entities had they remained stand-alone entities but which are not recorded as revenue under IFRS due to fair value accounting for customer contracts in effect at the time of an acquisition.

-      The expense measures exclude:

●
Acquisition-related charges such as amortization expense and impairment charges for intangibles acquired in business combinations and certain stand-alone acquisitions of intellectual property (including purchased in-process research and development), settlements of pre-existing business relationships in connection with a business combination, and acquisition-related third-party expenses
●
Share-based payment expenses
●
Restructuring expenses

-      Certain activities are exclusively managed on corporate level, including finance, accounting, legal, human resources, global business operations, and global marketing. They are not included in the results of our reportable segments.

Revenues and expenses of our operating but non-reportable segment, and the certain activities managed on corporate level, as outlined above, are presented under the Other revenue and Other expenses items in the reconciliation in Note (C.2).

Information about assets and liabilities and additions to non-current assets by segment are not regularly provided to our Executive Board. Goodwill by segment is disclosed in Note (D.2).

Applications, Technology & Services

€ millions	2019		2018		2017
	Actual	Constant	Actual	Constant	Actual
	Currency	Currency3)	Currency	Currency3)	Currency
Cloud – SaaS/PaaS1)	3,243	3,152	2,347	2,424	1,593
Cloud – IaaS2)	695	673	488	506	328
Cloud	3,938	3,825	2,835	2,929	1,922
Software licenses	4,523	4,422	4,645	4,875	4,869
Software support	11,532	11,269	10,969	11,478	10,890
Software licenses and support	16,054	15,691	15,614	16,353	15,760
Cloud and software	19,993	19,516	18,449	19,283	17,681
Services	3,551	3,464	3,305	3,577	3,176
Total segment revenue	23,544	22,980	21,753	22,859	20,857
Cost of cloud – SaaS/PaaS1)	-1,126	-1,092	-948	-992	-676
Cost of cloud – IaaS2)	-493	-481	-428	-441	-305
Cost of cloud	-1,620	-1,573	-1,377	-1,433	-981
Cost of software licenses and support	-1,972	-1,933	-1,924	-2,056	-1,998
Cost of cloud and software	-3,592	-3,505	-3,300	-3,489	-2,978
Cost of services	-2,636	-2,583	-2,523	-2,694	-2,434
Total cost of revenue	-6,228	-6,089	-5,823	-6,183	-5,412
Segment gross profit	17,316	16,892	15,931	16,677	15,445
Other segment expenses	-7,448	-7,294	-7,008	-7,318	-6,858
Segment profit	9,868	9,597	8,922	9,359	8,587

1) Software as a service/platform as a service

2) Infrastructure as a service

3) The 2019 constant currency amounts are only comparable to 2018 actual currency amounts; 2018 constant currency amounts are only comparable to 2017 actual currency amounts.

Intelligent Spend Group

€ millions	2019		2018		2017
	Actual	Constant	Actual	Constant	Actual
	Currency	Currency2)	Currency	Currency2)	Currency
Cloud – SaaS/PaaS1)	2,693	2,585	2,178	2,265	1,840
Cloud	2,693	2,585	2,178	2,265	1,840
Software licenses	0	0	0	0	-1
Software support	15	14	16	16	18
Software licenses and support	15	14	16	17	17
Cloud and software	2,708	2,599	2,193	2,282	1,857
Services	476	458	436	451	404
Total segment revenue	3,184	3,057	2,629	2,733	2,261
Cost of cloud – SaaS/PaaS1)	-591	-569	-483	-503	-428
Cost of cloud	-591	-569	-483	-503	-428
Cost of software licenses and support	-11	-10	-6	-7	-5
Cost of cloud and software	-601	-579	-489	-510	-433
Cost of services	-352	-340	-324	-338	-292
Total cost of revenue	-953	-919	-813	-847	-725
Segment gross profit	2,231	2,138	1,816	1,886	1,536
Other segment expenses	-1,534	-1,477	-1,285	-1,341	-1,148
Segment profit	696	661	531	545	388

1)Software as a service/platform as a service
2)The 2019 constant currency amounts are only comparable to 2018 actual currency amounts; 2018 constant currency amounts are only comparable to 2017 actual currency amounts.

Qualtrics

€ millions	2019		20182)		20172)
	Actual	Constant	Actual	Constant	Actual
	Currency	Currency	Currency	Currency	Currency
Cloud – SaaS/PaaS1)	371	353	NA	NA	NA
Cloud	371	353	NA	NA	NA
Software licenses	0	0	NA	NA	NA
Software support	0	0	NA	NA	NA
Software licenses and support	0	0	NA	NA	NA
Cloud and software	371	353	NA	NA	NA
Services	137	130	NA	NA	NA
Total segment revenue	508	483	NA	NA	NA
Cost of cloud – SaaS/PaaS1)	-33	-31	NA	NA	NA
Cost of cloud	-33	-31	NA	NA	NA
Cost of software licenses and support	0	0	NA	NA	NA
Cost of cloud and software	-33	-31	NA	NA	NA
Cost of services	-78	-74	NA	NA	NA
Total cost of revenue	-110	-106	NA	NA	NA
Segment gross profit	398	377	NA	NA	NA
Other segment expenses	-389	-368	NA	NA	NA
Segment profit	8	9	NA	NA	NA

1) Software as a service/platform as a service

2) There are no prior-period numbers for the Qualtrics segment presented, since we acquired Qualtrics in 2019.

Segment Revenue by Region

€ millions	Applications, Technology & Services			Intelligent Spend Group			Qualtrics			Total Reportable Segments
	2019		2018	2019		2018	2019		2018	2019		2018
	Actual	Constant	Actual	Actual	Constant	Actual	Actual	Constant	Actual	Actual	Constant	Actual
	Currency	Currency	Currency	Currency	Currency	Currency	Currency	Currency	Currency	Currency	Currency	Currency
EMEA	11,279	11,152	10,610	612	594	443	68	65	NA	11,959	11,811	11,053
Americas	8,463	8,158	7,604	2,216	2,115	1,915	403	383	NA	11,081	10,655	9,519
APJ	3,802	3,669	3,539	356	348	271	37	36	NA	4,196	4,053	3,810
Total segment revenue	23,544	22,980	21,753	3,184	3,057	2,629	508	483	NA	27,236	26,520	24,383

For a breakdown of revenue by region for the SAP Group, see Note (A.1).